Condensed Consolidated Statement of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net profit/(loss) per share, Diluted	$ 0.9	$ (18.05)	$ (19.25)	$ (66.66)	$ (128.52)	$ (64.88)
Weighted average shares used in computing profit/(loss) per share Diluted	16,053,374	482,681	1,390,202	482,681	482,681	478,529